10-K Acquisitions - Schedule of assets acquired and liabilities assumed and allocation of consideration (Details) $ in Thousands, € in Millions							3 Months Ended		12 Months Ended
	Apr. 14, 2025 USD ($) shares	Apr. 11, 2025 USD ($) shares	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Apr. 06, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Acquisitions
Goodwill							$ 633,524		$ 635,117	$ 628,884	$ 626,628
Cash outflow, net of cash acquired									542	4,699	3,630	[1]
Payments of contingent consideration									3,236	0	3,965	[1]
Payments of deferred consideration							$ 618	$ 3,000	$ 35,398	$ 11,250	$ 27,358	[1]
NGC
Acquisitions
Cash			$ 146
Accounts receivable, net			2,487
Prepaid expenses and other current assets			398
Inventories, net			3,400
Property, plant and equipment, net			10,858
Right-of-use assets			2,842
Goodwill			1,285
Deferred tax liabilities			(265)
Liabilities assumed			(12,966)
Net assets acquired			23,773
Consideration paid in cash, net of working capital adjustments			2,368
Equity consideration			15,053
Contingent consideration classified as a liability			6,352
Total consideration			23,773
Cash outflow, net of cash acquired			2,222
Payments of contingent consideration		$ 3,200
NGC | SVS
Acquisitions
Acquisition related contingent equity consideration (in shares) | shares		207,055
NGC | Licenses
Acquisitions
Intangible assets			15,387
NGC | Trade names
Acquisitions
Intangible assets			$ 201
Curaleaf Poland S.A.
Acquisitions
Cash				$ 48
Accounts receivable, net				414
Prepaid expenses and other current assets				2
Inventories, net				661
Property, plant and equipment, net				14
Goodwill				931
Deferred tax liabilities				(548)
Liabilities assumed				(891)
Net assets acquired				2,823
Consideration paid in cash, net of working capital adjustments				832
Equity consideration				773
Contingent consideration classified as a liability				1,218
Total consideration				2,823	€ 1.5
Cash outflow, net of cash acquired				784
Payments of deferred consideration	$ 400
Curaleaf Poland S.A. | SVS
Acquisitions
Issuance of SVS for settlement of liability (in shares) | shares	32,017
Curaleaf Poland S.A. | Licenses
Acquisitions
Intangible assets				2,063
Curaleaf Poland S.A. | Trade names
Acquisitions
Intangible assets				97
Curaleaf Poland S.A. | Non-compete agreements
Acquisitions
Intangible assets				$ 32
Deseret Wellness, LLC
Acquisitions
Cash						$ 1,360
Prepaid expenses and other current assets						137
Inventories, net						807
Property, plant and equipment, net						1,692
Right-of-use assets						406
Other assets						57
Goodwill						7,002
Deferred tax liabilities						(3,339)
Liabilities assumed						(5,242)
Net assets acquired						14,620
Consideration paid in cash, net of working capital adjustments						2,067
Contingent consideration classified as a liability						12,553
Total consideration						14,620
Cash outflow, net of cash acquired						707
Deseret Wellness, LLC | Licenses
Acquisitions
Intangible assets						10,620
Deseret Wellness, LLC | Trade names
Acquisitions
Intangible assets						890
Deseret Wellness, LLC | Non-compete agreements
Acquisitions
Intangible assets						$ 230

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.